BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
BUSINESS COMBINATION
4.	BUSINESS COMBINATION
Edge
On November 1, 2017, the Group acquired 100% equity interest of Edge Franchising, a leading Hong Kong-based admissions consulting company specializing in overseas boarding school and college placement, and certain fixed assets, intellectual properties, material contracts and key employees of the educational consulting business (collectively referred to as “
Edge

Acquiree”, or “Edge Business”) from a seller in which a managing director of Bain Capital Education IV Cayman Limited (“Bain Capital Education IV”) is a director and minority shareholder. The acquisition is expected to complement the Group’s existing business and achieve significant synergies.
Details of the purchase consideration are as follows:

(i)	Cash consideration of RMB16,769 (“Cash Consideration”) .

(ii)
In accordance with the sale and purchase agreement, the Company shall issue to the selling shareholder 216,021 ordinary shares. As of the acquisition date, the Group recorded RMB9,211 (“Share Consideration”) in the “Accrued expenses and other current liabilities”
.

The Cash Consideration and Share Consideration were settled on January 2, 2018
.
The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2017, the date of acquisition:

RMB
Purchase consideration	25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133
Intangible assets	4,994
Trademark	1,693
Student base	2,962
Franchise agreements	339
Deferred tax liabilities	(1,235)
Deferred revenue and customer advances	(10,663)
Goodwill	30,751
Included in the goodwill of RMB30,261 recognized on the acquisition date is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Company recognized RMB889 of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2017.
The actual results of operation after the acquisition date and pro-forma
results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant.

Shijiazhuang
On July 1, 2019, the Group acquired a 51% equity interest in 7 learning centers in Shijiazhuang (“Shijiazhuang business”), certain fixed assets, student contracts and key employees of the educational consulting business from a franchisee of the Group. The acquisition is expected to complement the Group’s existing business and achieve significant synergies.
Total consideration was RMB44,061(US$6,329) in cash, of which RMB9,606(US$1,380) was unpaid as of December 31, 2019.
The Group has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of July 1, 2019, the date of acquisition:

	RMB	US$
Purchase consideration	44,061	6,329
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)	(12,039)
Intangible assets	15,800	2,270
Student base	15,800	2,270
Deferred tax liabilities	(4,742)	(681)
Non-controlling interest	(33,866)	(4,865)
Goodwill	150,682	21,644
The
non-controlling
interests on acquisition date was measured by applying the equity percentage held by minority shareholders and a discount for lack of control premium to the fair value of the acquired business of Shijiazhuang, which was determined using an income approach. The significant inputs were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate and terminal values.
Goodwill recognized on the acquisition date is the expected synergies from combining operations of Shijiazhuang and the Group, which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Group recognized RMB464 and RMB83 (US$12) of acquisition related costs which were included in general and administrative expenses for the years ended December 31, 2018 and 2019, respectively.
The information of pro forma revenue and net loss for the year ended December 31, 2018 is not available and the cost to develop it would be excessive. The unaudited pro forma information for the year ended December 31, 2019 set forth below gives effect to the acquisition as if it had occurred at the beginning of the period. The pro forma results have been calculated after applying the Group’s accounting policies and including adjustments primarily related to the amortization of acquired intangible assets, and income tax effects, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	For the year ended December 31, 2019
	pro forma	As reported	As reported
	(unaudited)
	RMB	RMB	US$
Revenues	1,555,302	1,529,447	219,691
Net income	152,669	148,100	21,273

Changping
On November 1, 2019, the Group acquired certain fixed assets, intellectual properties, material contracts and key employees of a franchised learning center in Changping (“Changping”) from a franchisee of the Group for a total cash consideration of RMB12,669 (US$1,820), of which RMB8,469 (US$1,216) was unpaid as of December 31, 2019.
Identifiable intangible assets acquired include student base of RMB4,500 (US$646). Goodwill recognized on the acquisition date is not tax deductible and amounted to RMB18,986 (US$2,727); and represents the expected synergies from combining the operations of Changping and the Group, which does not qualify for separate recognition.
The actual results of operation after the acquisition date and pro-forma
results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant.